Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED AUGUST 22, 2012
TO PROSPECTUS DATED APRIL 30, 2012

Effective August 22, 2012, The Flex-funds® family of mutual funds has restated the Annual Fund Operating Expenses due to a waiver of fees and/or reimbursement of expenses for the Total Return Bond, Balanced (formerly The Defensive Balanced), Muirfield®, Utilities and Infrastructure, Dynamic Growth, Strategic Growth, Aggressive Growth, and Quantex™ Funds.  Accordingly, The Flex-funds® Prospectus dated April 30, 2012 (the "Prospectus") is revised as follows:

I.
The table of Annual Fund Operating Expenses for the Total Return Bond Fund on page 5 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.71%
Acquired Fund Fees and Expenses1	0.36%
Total Annual Fund Operating Expenses	1.72%
Fee Waiver and Expense Reimbursements2	(0.37)%
Total Annual Fund Operating Expenses
After Fee Waiver	1.35%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.99% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

II.
The table of Annual Fund Operating Expenses for the Balanced Fund (formerly known as The Defensive Balanced Fund) on page 9 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.99%
Fee Waiver and Expense Reimbursements2	(0.11)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.88%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.49% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

III.
The table of Annual Fund Operating Expenses for the Muirfield Fund® on page 14 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.55%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursements2	(0.19)%
Total Annual Fund Operating Expenses
After Fee Waiver	1.78%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

IV.
The table of Annual Fund Operating Expenses for the Utilities and Infrastructure Fund on page 23 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and Expense Reimbursements1	(0.10)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.92%

1  The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.92% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

V.
The table of Annual Fund Operating Expenses for the Dynamic Growth Fund on page 27 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver and Expense Reimbursements2	(0.18)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.78%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

VI.
The table of Annual Fund Operating Expenses for the Strategic Growth Fund on page 31 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses1	0.42%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and Expense Reimbursements2	(0.19)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.81%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

VII.
The table of Annual Fund Operating Expenses for the Aggressive Growth Fund on page 35 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	2.09%
Fee Waiver and Expense Reimbursements2	(0.11)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.98%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.59% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

VIII.
The table of Annual Fund Operating Expenses for the Quantex Fund™ on page 40 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	2.06%
Net Fee Waiver1	(0.25)%
Other Fee Waiver and Expense
Reimbursement2	(0.16)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.65%

1 The Adviser has contractually agreed to reduce its management fee by 0.25%.  The agreement may be terminated by the Adviser after April 30, 2013.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.65% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

The Flex-funds prospectus is amended to add the following section titled Contractual Fee Waiver under “Management of the Funds” on page 54 as follows:

Contractual Fee Waiver Agreement

The Adviser has agreed to waive its advisory fee to limit total operating expenses so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.99% of the average daily assets of the Total Return Bond Fund; 1.39% of the average daily net assets of the Muirfield Fund®, Dynamic Growth Fund, and Strategic Growth Fund; 1.49% of the average daily net assets of the Balanced Fund; 1.59% of the average daily net assets of the Aggressive Growth Fund; 1.65% of the average daily net assets of the Quantex Fund™; and 1.92% of the average daily net assets of the Utilities & Infrastructure Fund.  These fee waivers and expense reimbursements will remain in effect until April 30, 2013. This Agreement may be terminated during its term with approval of the Board.

Investors Should Retain this Supplement for Future Reference